VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—12.6%
Alphabet, Inc. Class A(1)	1,984	$ 5,518
Alphabet, Inc. Class C(1)	2,050	5,726
Meta Platforms, Inc. Class A(1)	15,808	3,515
Snap, Inc. Class A(1)	8,667	312
Walt Disney Co. (The)(1)	3,726	511
		15,582

Consumer Discretionary—14.2%
Amazon.com, Inc.(1)	2,892	9,428
Booking Holdings, Inc.(1)	514	1,207
Chipotle Mexican Grill, Inc. Class A(1)	607	960
DraftKings, Inc. Class A(1)(2)	26,297	512
Las Vegas Sands Corp.(1)	18,672	726
O’Reilly Automotive, Inc.(1)	3,390	2,322
Royal Caribbean Cruises Ltd.(1)	11,537	967
TJX Cos., Inc. (The)	25,643	1,553
		17,675

Consumer Staples—4.5%
Colgate-Palmolive Co.	6,330	480
Costco Wholesale Corp.	5,874	3,382
Estee Lauder Cos., Inc. (The) Class A	6,184	1,684
		5,546

Financials—4.1%
American Express Co.	7,079	1,324
Coinbase Global, Inc. Class A(1)	1,942	369
Goldman Sachs Group, Inc. (The)	1,852	611
S&P Global, Inc.	4,185	1,716
Silvergate Capital Corp. Class A(1)	3,545	534
Wells Fargo & Co.	10,578	513
		5,067

Health Care—12.1%
Bristol-Myers Squibb Co.	15,330	1,119
Dexcom, Inc.(1)	2,863	1,465
Edwards Lifesciences Corp.(1)	15,824	1,863
Eli Lilly & Co.	9,487	2,717
Exact Sciences Corp.(1)	7,795	545
Insulet Corp.(1)	1,737	463
Intuitive Surgical, Inc.(1)	4,247	1,281
Mettler-Toledo International, Inc.(1)	1,031	1,416
	Shares	Value

Health Care—continued
Natera, Inc.(1)	7,251	$ 295
Teladoc Health, Inc.(1)	4,436	320
Thermo Fisher Scientific, Inc.	1,501	887
UnitedHealth Group, Inc.	5,270	2,687
		15,058

Industrials—4.5%
Boeing Co. (The)(1)	8,447	1,618
Deere & Co.	4,350	1,807
Emerson Electric Co.	6,911	678
Fair Isaac Corp.(1)	1,167	544
Honeywell International, Inc.	2,014	392
Roper Technologies, Inc.	1,248	589
		5,628

Information Technology—46.5%
Apple, Inc.	95,177	16,619
Applied Materials, Inc.	15,093	1,989
Autodesk, Inc.(1)	6,076	1,302
Avalara, Inc.(1)	5,129	510
DocuSign, Inc.(1)	2,490	267
Five9, Inc.(1)	3,974	439
Mastercard, Inc. Class A	7,106	2,540
Microsoft Corp.	48,967	15,097
NVIDIA Corp.	24,921	6,800
Paycom Software, Inc.(1)	2,008	696
QUALCOMM, Inc.	16,407	2,507
salesforce.com, Inc.(1)	6,709	1,424
SentinelOne, Inc. Class A(1)	15,136	586
Twilio, Inc. Class A(1)	3,354	553
Universal Display Corp.	3,386	565
Visa, Inc. Class A	20,317	4,506
Workday, Inc. Class A(1)	5,979	1,432
		57,832

Materials—0.8%
Air Products and Chemicals, Inc.	1,923	480
Vulcan Materials Co.	2,917	536
		1,016

Total Common Stocks (Identified Cost $42,504)		123,404

Total Long-Term Investments—99.3% (Identified Cost $42,504)		123,404

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	968,032	$ 968
Total Short-Term Investment (Identified Cost $968)		968

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)(4)	541,191	541
Total Securities Lending Collateral (Identified Cost $541)		541

TOTAL INVESTMENTS—100.5% (Identified Cost $44,013)		$124,913
Other assets and liabilities, net—(0.5)%		(565)
NET ASSETS—100.0%		$124,348

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$123,404	$123,404
Securities Lending Collateral	541	541
Money Market Mutual Fund	968	968
Total Investments	$124,913	$124,913
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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